STOCKHOLDERS’ DEFICIT	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 10 – STOCKHOLDERS’ DEFICIT

Preferred Stock:

The Series A Preferred Stock has an automatic forced conversion into common stock upon the completion of the repurchase or extinguishing of all “toxic” debt (notes having conversion features tied to the Company’s common stock), the extinguishing of all other existing dilutive debt or equity structures, and total recapitalization of the Company. As of both April 30, 2022, and January 31, 2022 the Company had 0 shares of Series A Preferred issued and outstanding and 330,000 authorized with a par value of $0.001 per share.

At both April 30, 2022 and January 31, 2022, there were 20,000 and 20,000 Series B preferred shares outstanding, respectively. The Series B Preferred Stock have voting rights equal to 51% of the total voting rights at any time. There are no conversion rights granted holders of Series B Preferred shares, they are not entitled to dividends, and the Company does not have the right of redemption. Currently, there are 20,000 Series B preferred shares authorized and issued of the Series B Preferred Stock with a par-value of $0.001 per share.

At both April 30, 2022 and January 31, 2022, there were 0 and 7,250 Series C preferred shares outstanding, respectively. The Series C Preferred Stock have the right to convert into the common stock of the Company by multiplying the number of issued and outstanding shares of common stock by 2.63 on the conversion date. The holders of Series C Preferred shares are not entitled to dividends, and the Company does not have the right of redemption. On February 1, 2022 the 7,250 Series C Preferred stockholders converted all of their outstanding shares for 905,110 shares of common stock. Currently, there are 0 Series C preferred shares authorized and issued with a par-value of $0.001 per share.

At both April 30, 2022 and January 31, 2022, there were 870 Series D preferred shares authorized and outstanding, respectively which with a par value $0.001. All shares of Series D Preferred Stock will rank subordinate and junior to all shares of Series A, B and C of Preferred Stock of the Corporation and pari passu with any of the Corporation’s preferred stock hereafter created as to distributions of assets upon dissolution or winding up of the Corporation, whether voluntary or involuntary. These shares are non-voting, do not receive dividends and are redeemable according to the terms set out as follows:

OPTIONAL REDEMPTION.

(1)  At any time, either the Corporation or the holder may redeem for cash out of funds legally available therefor, any or all of the outstanding Series D Preferred Stock (“Optional Redemption”) at $1,000 per share.

(2)  Should the Corporation exercise the right of Optional Redemption it shall provide each holder of Preferred Stock with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). Any optional redemption pursuant to this Section VI shall be made ratably among holders in proportion to the Liquidation Value of Preferred Stock then outstanding and held by such holders. The Optional Redemption Notice shall state the Liquidation Value of Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the Corporation to the holders at the address of such holder appearing on the register of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holders, and (B) the holders will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

(3)  Should the holder exercise the right of Optional Redemption it shall provide the Corporation with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). The Optional Redemption Notice shall state the value of the Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the holder to the Corporation at the address of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holder, and (B) the holder will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

The Series D Preferred Stock is not entitled to any pre-emptive or subscription rights in respect of any securities of the Corporation.

Neither the Company nor any Series D preferred stockholders has given notice to exercise the redemption as of April 30, 2022 on the date of the financial statements.

Because the holders of the Series D preferred stock have the right to demand cash redemption, the cumulative amount of the redemption feature is included in Temporary Equity as of April 30, 2022 and January 31, 2022.

Common Stock

The Company is authorized to issue 75,000,000 common shares at a par value of $0.000001 per share. These shares have full voting rights. The Company undertook a 10-1 reverse stock split on April 28, 2022. The share capital has been retrospectively adjusted accordingly to reflect these reverse stock splits. At April 30, 2022 and January 31, 2022 there were 1,500,362 and 341,023 shares outstanding and issuable, respectively.  No dividends were paid in the three months ended April 30, 2022 or 2021. The Company’s articles of incorporation include a provision that the Company is not allowed to issue fractional shares.

The Company issued the following shares of common stock in the three months ended April 30, 2022:

The Company issued 905,110 shares upon conversion of 7,250 Series C preferred shares. Along with associated debt, the Company issued 254,141 shares and warrants to purchase 265,000 shares all with a relative fair value of $1,064,965.

Options and Warrants:

The Company has 75,000 options outstanding as of both April 30, 2022 and or January 31, 2022.

The Company recorded option and warrant expense of $0 and $0 for the three months ended April 30, 2022 and 2021, respectively.

For the quarter ended April 30, 2022 the Company issued warrants to purchase 265,000 common shares along with debt to various lenders as well as warrants to acquire 45,000 common shares as penalty interest. The table below provides the significant estimates used that resulted in the Company determining the relative fair value of the 265,000 warrants at $1,064,965, which has been recorded as a debt discount and the 45,000 warrants at $315,150 which has been recorded as interest both with corresponding adjustments to paid-in capital.

Expected volatility	1,686-2,186%
Exercise price	$5.50 -$15.00
Stock price	$5.40-$9.49
Expected life	3-5 years
Risk-free interest rate	1.76%-2.94%
Dividend yield	0%

The Company had the following fully vested warrants outstanding at April 30,2022:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	95,000	08/28/2020	08/28/2023	$4.00 per share	N	N
Broker	250	10/11/2020	10/11/2025	$45.00 per share	N	N
Broker	300	11/25/2020	11/25/2025	$30.00 per share	N	N
Triton	30,000	07/27/2021	07/27/2024	$21.10 per share	N	N
Consultant	25,000	08/26/2021	08/26/2024	$15.00 per share	N	N
Lender	90,000	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	90,000*	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	30,000	1/27/2022	1/27/2025	$15.00 per share	N	N
Lender	120,000	2/14/2022	2/14/2027	$15.00 per share	N	N
Lender	35,000	2/25/2022	2/25/2027	$15.00 per share	N	N
Lender	15,000	2/25/2022	2/25/2027	$15.00 per share	N	N
Lender	20,000	3/9/2022	3/9/2027	$15.00 per share	N	N
Lender	20,000	3/9/2022	3/9/2027	$15.00 per share	N	N
Lender	11,000	4/22/2022	4/22/2027	$15.00 per share	N	N
Lender	44,000	4/22/2022	4/22/2027	$15.00 per share	N	N
Lender	15,000	2/26/2022	2/26/2025	$5.40 per share	N	N
Lender	15,000	3/28/2022	3/28/2025	$7.50 per share	N	N
Lender	15,000	4/27/2022	4/27/2025	$6.99 per share	N	N

__________

*	These warrants are extinguished if Company repays note by 11/12/2022 maturity.

The Company had the following fully vested options outstanding at April 30, 2022:

Issued To	# Options	Dated	Expire	Strike Price	Expired	Exercised
T. Armes	50,000	10/14/2021	10/14/2023	$15.00 per share	N	N

The following table summarizes the activity of options and warrants issued and outstanding as of and for the three months ended

April 30, 2022:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2022	75,000	$15.00	360,550	$12.64
Granted	—	—	310,000	15.00
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at April 30, 2022	75,000	$15.00	670,550	$13.17

NOTE 11 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company is authorized to issue 20,000,000 shares of Preferred Stock, having a par value of $0.001 per share.

Series A Preferred Stock

The Series A Preferred Stock has an automatic forced conversion into common stock upon the completion of the repurchase or extinguishing of all “toxic” debt (notes having conversion features tied to the Company’s common stock), the extinguishing of all other existing dilutive debt or equity structures, and total recapitalization of the Company. As of both January 31, 2022, and January 31, 2021 the Company had 0 shares of Series A Preferred issued and outstanding and 330,000 authorized with a par value of $0.001 per share.

At both January 31, 2022 and January 31, 2021, respectively, there were 20,000 and 20,000 Series B preferred shares outstanding. The Series B Preferred Stock have voting rights equal to 66.7% of the total voting rights at any time. There are no conversion rights granted holders of Series B Preferred shares, they are not entitled to dividends, and the Company does not have the right of redemption. Currently, there are 20,000 Series B preferred shares authorized and issued of the Series B Preferred Stock with a par-value of $0.001 per share.

At both January 31, 2022 and January 31, 2021, there were 7,250 and 7,250 Series C preferred shares outstanding, respectively. The Series C Preferred Stock have the right to convert into the common stock of the Company by multiplying the number of issued and outstanding shares of common stock by 2.63 on the conversion date. The holders of Series C Preferred shares are not entitled to dividends, and the Company does not have the right of redemption. Currently, there are 7,250 Series C preferred shares authorized and 7,250 shares issued with a par-value of $0.001 per share. The Series C Preferred Stock will convert before December 31, 2022.

At both January 31, 2022 and January 31, 2021, there were 870 Series D preferred shares authorized and outstanding, respectively which with a par value $.001. All shares of Series D Preferred Stock will rank subordinate and junior to all shares of Series A, B and C of Preferred Stock of the Corporation and pari passu with any of the Corporation’s preferred stock hereafter created as to distributions of assets upon dissolution or winding up of the Corporation, whether voluntary or involuntary. These shares are non-voting, do not receive dividends and are redeemable according to the terms set out below:

OPTIONAL REDEMPTION.

(1)  At any time, either the Corporation or the holder may redeem for cash out of funds legally available therefore, any or all of the outstanding Series D Preferred Stock (“Optional Redemption”) at $1,000 per share.

(2)  Should the Corporation exercise the right of Optional Redemption it shall provide each holder of Preferred Stock with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). Any optional redemption pursuant to this Section VI shall be made ratably among holders in proportion to the Liquidation Value of Preferred Stock then outstanding and held by such holders. The Optional Redemption Notice shall state the Liquidation Value of Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the Corporation to the holders at the address of such holder appearing on the register of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holders, and (B) the holders will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

(3)  Should the holder exercise the right of Optional Redemption it shall provide the Corporation with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). The Optional Redemption Notice shall state the value of the Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the holder to the Corporation at the address of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holder, and (B) the holder will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

The Series D Preferred Stock is not entitled to any pre-emptive or subscription rights in respect of any securities of the Corporation.

Neither the Company nor any Series D preferred stockholders has given notice to exercise the redemption as of January 31, 2022  or by the date  the financial statements were issued.

Because the holders of the Series D preferred stock have the right to demand cash redemption, the cumulative amount of the redemption feature is included in Temporary Equity as of January 31, 2022 and 2021.

Common Stock

The Company is authorized to issue 75,000,000 common shares at a par value of $0.000001 per share. These shares have full voting rights. The Company undertook a 10-1 reverse stock split on April 28, 2022. The share capital has been retrospectively adjusted accordingly to reflect these reverse stock splits. At January 31, 2022 and January 31, 2021 there were 341,023 and 142,716 shares outstanding and issuable, respectively.  No dividends were paid in the years ended January 31, 2022 or 2021. The Company’s articles of incorporation include a provision that the Company is not allowed to issue fractional shares. Included in the shares outstanding at January 31, 2022 are 1,875 issuable shares.

The Company issued the following shares of common stock in the year ended January 31, 2022:

● Conversion of $125,000 notes payable, $27,691 accrued interest, $8,750 of fees and $76,144 of derivative liability to 8,977 shares of common stock.

● The Company issued 172,300 shares for gross proceeds $3,039,925.

● The Company issued 6,301 shares with a fair value of $137,555 as payment for fees to consultants.

● The Company issued 10,729 shares to lenders as commitment fee with a relative fair value of $234,237.

The Company issued the following shares of common stock in the year ended January 31, 2021:

● Conversion of $24,803 notes payable, $19,933 accrued interest and $20,185 of derivative liability to 62,485 shares of common stock.

● The Company issued 17,500 shares for $350,000 as part of Regulation A filing. The company received $250,000 in cash proceeds with the remaining $100,000 recorded as share proceeds receivable.

● The Company issued 4,500 shares for fair value of $18,900 to repay accrued expenses related party.

● The Company issued 4,385 shares to various lenders for fees with a $35,060 charge to debt discount and a corresponding charge to paid-in capital.

Options and Warrants:

The Company has 75,000 options outstanding as of January 31, 2022 and nil as of January 31, 2021.

The Company recorded option and warrant expense of $1,263,500 and $0 for the years ended January 31, 2022 and January 31, 2021, respectively.

For the year ended January 31 ,2021 the Company issued the following warrants:

On July 27, 2021, the Company issued a warrant to Triton Funds LP (“Triton”) to acquire 30,000 shares of the Company’s common stock as part of the Common Stock Purchase Agreement with Triton which allows Triton to purchase shares of our common stock and which was included in the Registration Statement on Form S-1 the Company filed on August 5, 2021 and which went effective on August 18, 2021. The table A below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $600,000, which has been recorded as a deferred offering cost. At January 31,2022 the Company recorded $530,370 of the deferred offering costs against the total net proceeds received in paid -in capital, with the remaining $69,630 charged as interest expense.

At January 31, 2022 deferred offering cost are $23,000, related to an upcoming registration statement.

Table A

Expected volatility	2181%
Exercise price	$21.10
Stock price	$20.00
Expected life	3 years
Risk-free interest rate	0.37%
Dividend yield	0%

On August 26, 2021, the Company issued an option to a consultant to acquire 25,000 shares of the Company’s common stock. The table B-1 below provides the significant estimates used that resulted in the Company determining the fair value of the option at $512,500, which has been recorded as consulting fees.

Table B-1

Expected volatility	2,174%
Exercise price	$15.00
Stock price	$20.50
Expected life	3 years
Risk-free interest rate	0.46%
Dividend yield	0%

On October 14, 2021, the Company issued an option to the CEO to acquire 50,000 shares of the Company’s common stock. The table B-2 below provides the significant estimates used that resulted in the Company determining the fair value of the option at $585,000, which has been recorded as consulting fees.

Table B-2

Expected volatility	2,644%
Exercise price	$15.00
Stock price	$11.70
Expected life	2 years
Risk-free interest rate	0.36%
Dividend yield	0%

On January 27,2022, the Company issued a warrant to a lender to acquire 30,000 shares of the Company’s common stock. The table C below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $276,000, which has been recorded as interest.

Table C

Expected volatility	1,885%
Exercise price	$15.00
Stock price	$9.20
Expected life	3 years
Risk-free interest rate	1.43%
Dividend yield	0%

On November 12, 2021 as part of a loan agreement referred to in Note 9 issued warrant to purchase 90,000 common shares with a five year maturity and an exercise price of $15.00, and an additional warrant to purchase 90,000 common shares with a five year maturity and an exercise price of $15.00 to be cancelled and extinguished if the note is repaid on or prior to maturity.

The table D below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $2,073,053.

Table D

Expected volatility	304% - 311%
Exercise price	$15.00
Stock price	$9.00 - $18.80
Expected life	5 years
Risk-free interest rate	1.43%
Dividend yield	0%

For the year ended January 31 ,2021 the Company issued the following warrants:

● a warrant to acquire 95,000 shares of stock as part of a debt settlement transaction. The Warrant gives the holder the right to cash settle the warrants if a fundamental transaction as defined in the warrants occurs. However, a member of management and shareholder of the Company who controls approximately 60% of all voting shares would decide if a fundamental transaction would occur. The Company currently is not considering any fundamental transactions. Based on the above the Company used a Black Scholes model to record the value of the warrant. The warrants having a fair value of $351,500 was included as part of the consideration in the above mentioned debt settlement transaction with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

● warrants to a broker to acquire 550 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

Table A

Expected volatility	415.5% - 506.8%
Exercise price	$4.00 - $45.00
Stock price	$3.70 - $27.00
Expected life	3 - 5 years
Risk-free interest rate	0.19% - 0.39%
Dividend yield	0%

The Company had the following options and warrants outstanding at January 31, 2022:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	95,000	08/28/2020	08/28/2023	$4.00 per share	N	N
Broker	250	10/11/2020	10/11/2025	$45.00 per share	N	N
Broker	300	11/25/2020	11/25/2025	$30.00 per share	N	N
Triton	30,000	07/27/2021	07/27/2024	$21.10 per share	N	N
Consultant	25,000	08/26/2021	08/26/2024	$15.00 per share	N	N
Lender	90,000	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	90,000*	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	30,000	1/27/2022	1/27/2025	$15.00 per share	N	N
*	These warrants are extinguished if Company repays note by 11/12/2022 maturity.

The Company had the following fully vested options outstanding at January 31, 2022:

Issued To	# Options	Dated	Expire	Strike Price	Expired	Exercised
Consultant	25,000	8/26/2021	8/26/2024	$15.00 per share	N	N
T. Armes	50,000	10/14/2021	10/14/2023	$15.00 per share	N	N

The following table summarizes the activity of options and warrants issued and outstanding as of and for the year ended January 31, 2022 and 2021:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2020	—	$—	0.14	$2252.200
Granted	—	—	95,550	4.20
Exercised	—	—	—	—
Forfeited and canceled	—	—	(0.14)	(2252.200)
Outstanding at January 31, 2021	—	$—	95,550	$4.20
Granted	75,000	15.00	265,000	15.70
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at January 31, 2022	75,000	$15.00	360,550	$12.64